Business Combinations (Details) $ / shares in Units, $ in Thousands									1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 01, 2021 USD ($)	Aug. 27, 2021 USD ($) $ / shares shares	Aug. 27, 2021 CAD ($) shares	Jun. 10, 2021 USD ($)	May 13, 2021 USD ($)	May 13, 2020 USD ($)	Oct. 02, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	May 31, 2021 USD ($)
Business Combinations (Details) [Line Items]
Deferred city semi compensation														$ (399,000)
Contingent consideration						$ 900,000
Business combinations, net of cash														$ 80,256,000
Computer Software, Intangible Asset [Member]
Business Combinations (Details) [Line Items]
Weighted average remaining useful life														2 years 6 months	7 months 6 days
Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Earn out shares, description											• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.				• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.
Net tangible assets											$ 5,000,001	$ 5,000,001			$ 5,000,001
Possible redemptions value											262,185,126	262,185,126			262,185,126
Investment received											75,000,000	75,000,000			75,000,000
Cash and cash equivalents on hand											$ 250,000,000	250,000,000			$ 250,000,000
Issued and outstanding shares percentage											9.90%				9.90%
Aggregate shares (in Shares) | shares															15,000,000
Private placement price per share (in Dollars per share) | $ / shares											$ 10
Aggregate purchase price											$ 150,000,000	$ 150,000,000			$ 150,000,000
Percentage of savings											85.00%	85.00%			85.00%
Transfer and trust company shares (in Shares) | shares											3,450,000				3,450,000
Remaining escrow shares percentage											100.00%				100.00%
Thunder Bridge Acquisition Il, Ltd.[Member] | Minimum [Member]
Business Combinations (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share) | $ / shares											$ 12.5				$ 12.5
Thunder Bridge Acquisition Il, Ltd.[Member] | Maximum [Member]
Business Combinations (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share) | $ / shares											$ 15				$ 15
Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Pursuant business combination shares (in Shares) | shares											90,000,000				90,000,000
Additional shares (in Shares) | shares											10,000,000				10,000,000
Aggregate shares (in Shares) | shares											15,000,000
City Semiconductor Inc [Member]
Business Combinations (Details) [Line Items]
Deferred city semi compensation								$ 1,180,000
Maximum contingent consideration							$ 1,500,000	$ 2,000,000
Number of existing employees								2
Revenue of acquiree since acquisition date												$ 591,000
Earnings or loss of acquiree since acquisition date												(396,000)
Consideration transferred (in Dollars)														$ 2,029,000
Business combinations, net of cash														138,000
Purchase price - equity consideration														711,000
Net tangible assets
City Semiconductor Inc [Member] | Contingent consideration, tranche one [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration								$ 500,000
Contingent consideration												500,000			$ 500,000		$ 456,000
City Semiconductor Inc [Member] | Contingent Consideration Tranche Two [Member]
Business Combinations (Details) [Line Items]
Maximum contingent consideration								$ 1,500,000
Contingent consideration	$ 980,000									980,000		$ 900,000		980,000	$ 900,000
City Semiconductor Inc [Member] | Technology-Based Intangible Assets [Member]
Business Combinations (Details) [Line Items]
Weighted average remaining useful life								7 years
City Semiconductor Inc [Member] | Computer Software, Intangible Asset [Member]
Business Combinations (Details) [Line Items]
Weighted average remaining useful life								1 year
TeraXion Inc [Member]
Business Combinations (Details) [Line Items]
Revenue of acquiree since acquisition date										6,075,000
Earnings or loss of acquiree since acquisition date										(1,474,000)
Consideration transferred (in Dollars)					$ 200,000									157,723,000
Percentage of voting interests acquired in cash				50.00%
Percentage of voting interests acquired in equity				0.50
Business combinations, net of cash				$ 75,282,000										75,282,000
Purchase price - equity consideration														82,441,000
Options assumed (in Shares) | shares	1,542,332	1,542,332
Acquisition related costs														1,640,000
Net tangible assets	$ 6,009,000									6,009,000				6,009,000
TeraXion Inc [Member] | Class A Ordinary Shares [Member]
Business Combinations (Details) [Line Items]
Equity interest issued or issuable (in Shares) | shares				5,805,144	5,805,144
Purchase price - equity consideration				$ 65,192,000
Business combination per shares (in Dollars per share) | $ / shares				$ 11.23
TeraXion Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combinations (Details) [Line Items]
Purchase price - equity consideration		$ 17,249,000		$ 17,249,000
ON Design Israel Ltd [Member]
Business Combinations (Details) [Line Items]
Contingent consideration			$ 4,000,000													$ 4,000,000
Consideration transferred (in Dollars)														16,474,000
Business combinations, net of cash			$ 4,974,000						$ 4,974,000					4,974,000
Purchase price - equity consideration
Acquisition related costs														365,000
Contingent consideration									$ 7,500,000							7,500,000
Net tangible assets	1,315,000									1,315,000				1,315,000
ON Design Israel Ltd [Member] | Contingent consideration, tranche one [Member]
Business Combinations (Details) [Line Items]
Contingent consideration	1,817,000									1,817,000				1,817,000
Contingent consideration																$ 2,500,000
Achievement period			30 months
ON Design Israel Ltd [Member] | Contingent Consideration Tranche Two [Member]
Business Combinations (Details) [Line Items]
Contingent consideration	$ 2,222,000									$ 2,222,000				$ 2,222,000
Contingent consideration			$ 5,000,000
Achievement period														36 months
ON Design Israel Ltd [Member] | Forecast [Member]
Business Combinations (Details) [Line Items]
Cash paid to acquire business													$ 7,500,000
Business Combination [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Business combination per shares (in Dollars per share) | $ / shares												$ 10			$ 10
Business Combination [Member] | Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations (Details) [Line Items]
Business combination per shares (in Dollars per share) | $ / shares											$ 10	$ 10			$ 10